Annual Total Returns- TM Small Cap Multi-Style Fund (Class I N Shares) [BarChart] - Class I N Shares - TM Small Cap Multi-Style Fund - I	2016	2017	2018	2019	2020
Total	20.92%	9.41%	(13.79%)	19.89%	15.06%